Document and Entity Information	Sep. 19, 2024
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001893219
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Sep. 19, 2024
Entity Registrant Name	ATLANTIC COASTAL ACQUISITION CORP. II
Entity Incorporation State Country Code	DE
Entity File Number	001-41224
Entity Tax Identification Number	87-1013956
Entity Address, Address Line One	6 St Johns Lane
Entity Address, Address Line Two	Floor 5
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10013
City Area Code	(248)
Local Phone Number	890-7200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Class A And Class B Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Series A common stock, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	ACABU
Security Exchange Name	NASDAQ
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Shares of Series A common stock included as part of the units
Trading Symbol	ACAB
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants included as part of the units, each whole warrant exercisable for one share of Series A common stock at an exercise price of $11.50
Trading Symbol	ACABW
Security Exchange Name	NASDAQ